Document and Entity Information	Nov. 10, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2020
Entity Registrant Name	SUBURBAN PROPANE PARTNERS LP
Entity Central Index Key	0001005210
Current Fiscal Year End Date	--09-25
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Units
Trading Symbol	SPH
Security Exchange Name	NYSE
Entity File Number	1-14222
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	22-3410353
Entity Address, Address Line One	240 Route 10 West
Entity Address, City or Town	Whippany
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07981
City Area Code	(973)
Local Phone Number	887-5300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false